Employee Benefit Plan (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefit Plan (Textual) [Abstract]
Contribution by Company	3.00%
Portion of the employees' contributions	50.00%
Portion of annual base salary	6.00%
Benefits charged to operating expenses	$ 106,000	$ 132,000	$ 139,000